Annual Operating Expenses {- Franklin Mutual Shares VIP Fund} - FTVIP Class 4-61 - Franklin Mutual Shares VIP Fund - Class 4	May 01, 2021
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	0.35%
Other expenses of the Fund	0.04%
Dividend expense and security borrowing fees for securities sold short	0.01%
Total annual Fund operating expenses	1.08%